UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2017 – May 31, 2017

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2017

Shares	Security Description	Value
Common Stock - 45.7%
Communications - 1.4%
10,300	AT&T, Inc. (a)	$396,859
24,700	Verizon Communications, Inc. (a)	1,152,008
		1,548,867
Consumer Discretionary - 4.9%
33,000	Comcast Corp., Class A (a)(b)	1,375,770
2,100	McDonald's Corp.	316,869
19,000	NIKE, Inc., Class B (a)(b)	1,006,810
9,300	The Home Depot, Inc. (a)(b)	1,427,643
12,900	The Walt Disney Co. (a)(b)	1,392,426
		5,519,518
Consumer Staples - 6.1%
10,100	Altria Group, Inc. (a)(b)	761,944
4,300	Anheuser-Busch InBev NV, ADR (a)(b)	502,885
16,400	CVS Health Corp. (a)(b)	1,260,012
12,700	Diageo PLC, ADR (a)	1,548,384
26,600	Mondelez International, Inc., Class A (a)(b)	1,239,294
7,300	PepsiCo, Inc. (a)(b)	853,151
7,300	The Procter & Gamble Co. (a)	643,057
		6,808,727
Energy - 4.6%
8,400	Chevron Corp. (a)	869,232
10,500	Exxon Mobil Corp.	845,250
43,100	Kinder Morgan, Inc. (a)(b)	808,556
14,400	Marathon Petroleum Corp. (a)	749,376
17,300	Occidental Petroleum Corp.	1,019,489
12,700	Schlumberger, Ltd. (a)(b)	883,793
		5,175,696
Financials - 6.0%
57,900	Bank of America Corp. (a)(b)	1,297,539
10,300	Chubb, Ltd. (a)	1,474,857
2,200	FNF Group (a)	93,742
13,900	JPMorgan Chase & Co. (a)(b)	1,141,885
17,000	MetLife, Inc. (a)(b)	860,030
5,200	U.S. Bancorp (a)	264,628
31,000	Wells Fargo & Co. (a)(b)	1,585,340
		6,718,021
Health Care - 6.6%
19,200	Abbott Laboratories (a)	876,672
8,900	Amgen, Inc. (a)(b)	1,381,636
15,700	Bristol-Myers Squibb Co. (a)	847,015
11,100	Johnson & Johnson (a)	1,423,575
10,025	Medtronic PLC (a)(b)	844,907
30,300	Pfizer, Inc. (a)(b)	989,295
6,200	UnitedHealth Group, Inc. (a)(b)	1,086,116
		7,449,216
Industrials - 4.6%
51,900	General Electric Co. (a)(b)	1,421,022
6,700	Honeywell International, Inc. (a)(b)	891,033
9,100	Raytheon Co. (a)	1,492,491
7,200	United Parcel Service, Inc., Class B (a)(b)	762,984
Shares	Security Description			Value
4,700	United Technologies Corp.			$570,016
				5,137,546
Information Technology - 8.6%
10,600	Apple, Inc. (a)(b)			1,619,256
32,500	Cisco Systems, Inc. (a)(b)			1,024,725
42,900	Intel Corp. (a)(b)			1,549,119
22,200	Microsoft Corp. (a)(b)			1,550,448
23,900	Oracle Corp. (a)(b)			1,084,821
31,100	QUALCOMM, Inc. (a)			1,781,097
5,900	Visa, Inc., Class A (a)			561,857
7,100	Xilinx, Inc. (a)			473,641
				9,644,964
Materials - 0.9%
17,300	The Dow Chemical Co. (a)(b)			1,071,908
Real Estate - 0.7%
25,100	Weyerhaeuser Co. REIT (a)(b)			827,296
Utilities - 1.3%
10,000	NextEra Energy, Inc. (a)			1,414,400

Total Common Stock (Cost $48,446,106)				51,316,159
Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 35.5%
U.S. Treasury Securities - 35.5%
$2,590,000	U.S. Treasury Bill (c)	0.59%	06/01/17	2,590,000
2,550,000	U.S. Treasury Bill (c)	0.45	06/22/17	2,548,926
2,670,000	U.S. Treasury Bill (c)	0.60	07/06/17	2,668,091
2,550,000	U.S. Treasury Bill (c)	0.56	08/17/17	2,544,997
2,700,000	U.S. Treasury Bill (c)	0.85	09/07/17	2,693,210
2,700,000	U.S. Treasury Bill (c)	0.87	09/21/17	2,692,051
2,700,000	U.S. Treasury Bill (c)	0.88	09/28/17	2,691,476
2,700,000	U.S. Treasury Bill (c)	0.89	10/05/17	2,690,785
2,590,000	U.S. Treasury Bill (c)	0.70	11/09/17	2,578,329
2,590,000	U.S. Treasury Bill (c)	0.83	12/07/17	2,576,335
2,670,000	U.S. Treasury Bill (c)	0.84	01/04/18	2,653,078
2,710,000	U.S. Treasury Bill (c)	0.84	02/01/18	2,690,512
2,710,000	U.S. Treasury Bill (c)	0.91	03/01/18	2,688,071
2,700,000	U.S. Treasury Bill (c)	1.01	03/29/18	2,675,419
2,914,000	U.S. Treasury Bill (c)	1.10	04/26/18	2,884,621
				39,865,901
Total U.S. Government & Agency Obligations (Cost $39,891,021)				39,865,901

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2017

Shares	Security Description	Value
Money Market Fund (d) - 17.8%
19,963,345	Fidelity Investments Money Market Government Portfolio - Class I, 0.65% (e) (Cost $19,963,345)	$19,963,345
Total Investments - 99.0% (Cost $108,300,471)*	$111,145,405
Total Written Options - (0.8)% (Premiums Received $(1,204,770))*	(901,024)
Other Assets & Liabilities, Net - 1.8%	2,064,826
Net Assets - 100.0%	$112,309,207

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.8)%
Call Options Written - (0.6)%
(27)	Abbott Laboratories	$45.00	06/17	$(2,646)
(26)	Altria Group, Inc.	75.00	06/17	(2,132)
(27)	Altria Group, Inc.	72.50	06/17	(7,560)
(25)	Altria Group, Inc.	70.00	07/17	(13,500)
(22)	Amgen, Inc.	170.00	06/17	(22)
(23)	Amgen, Inc.	160.00	07/17	(4,600)
(23)	Anheuser-Busch InBev NV, ADR	115.00	08/17	(13,685)
(20)	Anheuser-Busch InBev NV, ADR	110.00	08/17	(18,700)
(23)	Apple, Inc.	155.00	06/17	(2,657)
(27)	Apple, Inc.	150.00	06/17	(11,691)
(56)	Apple, Inc.	150.00	07/17	(31,920)
(44)	AT&T, Inc.	38.00	06/17	(3,432)
(59)	AT&T, Inc.	38.00	08/17	(7,139)
(54)	Bank of America Corp.	24.00	06/17	(216)
(116)	Bank of America Corp.	25.00	07/17	(1,392)
(260)	Bank of America Corp.	23.00	07/17	(14,820)
(49)	Bristol-Myers Squibb Co.	57.50	06/17	(588)
(22)	Chevron Corp.	110.00	07/17	(946)
(19)	Chubb, Ltd.	135.00	06/17	(15,580)
(23)	Chubb, Ltd.	145.00	08/17	(5,118)
(27)	Cisco Systems, Inc.	34.00	06/17	(27)
(39)	Comcast Corp., Class A	40.00	06/17	(7,156)
(118)	Comcast Corp., Class A	38.75	06/17	(35,754)
(41)	CVS Health Corp.	82.50	06/17	(41)
(59)	CVS Health Corp.	80.00	07/17	(3,776)
(27)	Diageo PLC, ADR	120.00	07/17	(9,720)
(27)	Diageo PLC, ADR	115.00	07/17	(20,520)
(22)	FNF Group	36.00	06/17	(14,630)
(81)	General Electric Co.	32.00	06/17	(81)
(70)	General Electric Co.	28.00	07/17	(2,450)
(42)	Honeywell International, Inc.	130.00	06/17	(19,845)
(19)	Honeywell International, Inc.	130.00	06/17	(6,840)
(95)	Intel Corp.	38.00	06/17	(95)
(58)	Intel Corp.	37.00	07/17	(2,552)
(54)	Intel Corp.	35.00	07/17	(8,208)
(88)	Intel Corp.	38.00	08/17	(3,608)
(44)	Johnson & Johnson	125.00	07/17	(21,340)
(49)	JPMorgan Chase & Co.	82.50	06/17	(5,586)
(15)	JPMorgan Chase & Co.	80.00	08/17	(5,962)
(54)	Kinder Morgan, Inc.	21.00	06/17	(54)
(54)	Kinder Morgan, Inc.	23.00	06/17	(54)
(54)	Kinder Morgan, Inc.	22.00	06/17	(54)
(27)	Marathon Petroleum Corp.	53.50	06/17	(27)
(27)	Marathon Petroleum Corp.	52.50	06/17	(2,214)
Contracts	Security Description	Strike Price	Exp. Date	Value
(33)	Medtronic PLC	$85.00	06/17	$(2,063)
(40)	Medtronic PLC	82.50	06/17	(8,900)
(22)	MetLife, Inc.	55.00	06/17	(66)
(80)	Microsoft Corp.	67.50	06/17	(20,880)
(81)	Microsoft Corp.	70.00	07/17	(14,985)
(40)	Microsoft Corp.	67.50	07/17	(14,200)
(95)	Mondelez International, Inc., Class A	49.00	06/17	(1,093)
(59)	Mondelez International, Inc., Class A	49.00	07/17	(3,068)
(75)	NextEra Energy, Inc.	140.00	07/17	(27,525)
(102)	NIKE, Inc., Class B	52.50	07/17	(19,176)
(88)	NIKE, Inc., Class B	50.00	07/17	(31,240)
(56)	Oracle Corp.	46.00	06/17	(2,856)
(34)	Oracle Corp.	43.00	06/17	(8,500)
(40)	Oracle Corp.	46.00	07/17	(3,640)
(30)	Oracle Corp.	43.00	08/17	(9,015)
(56)	PepsiCo, Inc.	120.00	07/17	(7,840)
(27)	Pfizer, Inc.	34.00	06/17	(27)
(41)	Pfizer, Inc.	36.00	06/17	(41)
(41)	Pfizer, Inc.	33.00	07/17	(2,050)
(87)	QUALCOMM, Inc.	62.50	07/17	(4,002)
(27)	QUALCOMM, Inc.	57.50	07/17	(5,508)
(63)	Raytheon Co.	160.00	06/17	(29,610)
(22)	Schlumberger, Ltd.	77.50	06/17	(22)
(27)	The Dow Chemical Co.	64.50	06/17	(27)
(27)	The Dow Chemical Co.	62.50	06/17	(1,971)
(23)	The Dow Chemical Co.	62.50	07/17	(2,990)
(30)	The Home Depot, Inc.	155.00	06/17	(3,150)
(34)	The Home Depot, Inc.	160.00	07/17	(3,196)
(16)	The Home Depot, Inc.	150.00	07/17	(8,992)
(29)	The Procter & Gamble Co.	87.50	07/17	(5,075)
(44)	The Procter & Gamble Co.	85.00	07/17	(15,840)
(34)	The Walt Disney Co.	115.00	06/17	(204)
(21)	The Walt Disney Co.	110.00	07/17	(2,310)
(27)	U.S. Bancorp	50.00	06/17	(3,510)
(25)	U.S. Bancorp	50.00	08/17	(5,137)
(40)	United Parcel Service, Inc., Class B	105.00	07/17	(11,520)
(10)	United Parcel Service, Inc., Class B	100.00	07/17	(6,750)
(46)	UnitedHealth Group, Inc.	175.00	06/17	(10,396)
(16)	UnitedHealth Group, Inc.	172.50	07/17	(7,320)
(38)	Verizon Communications, Inc.	45.00	06/17	(6,859)
Contracts	Security Description	Strike Price	Exp. Date	Value
(59)	Visa, Inc., Class A	$92.50	06/17	$(18,172)
(39)	Wells Fargo & Co.	55.00	06/17	(39)
(29)	Wells Fargo & Co.	54.50	07/17	(377)
(44)	Wells Fargo & Co.	55.00	07/17	(1,276)
(37)	Wells Fargo & Co.	50.00	08/17	(9,028)
(55)	Weyerhaeuser Co. REIT	35.00	06/17	(55)
(67)	Weyerhaeuser Co. REIT	34.50	06/17	(67)
(1)	Xilinx, Inc.	55.00	06/17	(1,175)
(38)	Xilinx, Inc.	64.00	06/17	(12,920)
Total Call Options Written (Premiums Received $(693,877))				(683,601)
Put Options Written - (0.2)%
(27)	Allergan PLC	220.00	06/17	(4,860)
(41)	Altria Group, Inc.	72.50	06/17	(943)
(27)	Altria Group, Inc.	67.50	06/17	(135)
(22)	Amgen, Inc.	150.00	06/17	(1,364)
(23)	Amgen, Inc.	145.00	07/17	(2,185)
(27)	Anheuser-Busch InBev NV, ADR	105.00	06/17	(216)
(27)	Anheuser-Busch InBev NV, ADR	100.00	06/17	(27)
(22)	Apple, Inc.	135.00	06/17	(154)
(22)	Apple, Inc.	130.00	06/17	(88)
(68)	Bank of America Corp.	22.00	06/17	(1,938)
(23)	Broadcom, Ltd.	220.00	06/17	(3,864)
(100)	Cisco Systems, Inc.	31.00	06/17	(1,700)
(76)	Cisco Systems, Inc.	31.00	07/17	(3,990)
(54)	Comcast Corp., Class A	36.25	06/17	(54)
(41)	CVS Health Corp.	75.50	06/17	(308)
(81)	General Electric Co.	28.00	06/17	(6,723)
(19)	Honeywell International, Inc.	125.00	06/17	(95)
(54)	Intel Corp.	34.00	06/17	(270)
(29)	JPMorgan Chase & Co.	85.00	06/17	(8,990)
(22)	JPMorgan Chase & Co.	82.50	06/17	(3,080)
(29)	JPMorgan Chase & Co.	80.00	07/17	(4,466)
(74)	Kinder Morgan, Inc.	20.00	06/17	(9,546)
(54)	Kinder Morgan, Inc.	19.00	06/17	(2,592)
(56)	Kinder Morgan, Inc.	20.00	06/17	(7,308)
(48)	Kinder Morgan, Inc.	20.00	07/17	(6,768)
(41)	Medtronic PLC	75.00	06/17	(41)
(22)	MetLife, Inc.	47.50	06/17	(253)
(41)	Microsoft Corp.	62.50	06/17	(82)
(29)	Mondelez International, Inc., Class A	42.00	06/17	(116)
(54)	Mondelez International, Inc., Class A	41.00	06/17	(162)
(41)	Mondelez International, Inc., Class A	40.00	06/17	(82)
(44)	Mondelez International, Inc., Class A	42.00	07/17	(1,012)
Contracts	Security Description	Strike Price	Exp. Date	Value
(27)	NIKE, Inc., Class B	$50.00	06/17	$(189)
(27)	Oracle Corp.	42.00	06/17	(176)
(41)	PepsiCo, Inc.	105.00	06/17	(82)
(54)	PepsiCo, Inc.	100.00	06/17	(54)
(41)	Pfizer, Inc.	33.00	06/17	(2,132)
(41)	Pfizer, Inc.	32.00	06/17	(492)
(22)	Schlumberger, Ltd.	72.50	06/17	(6,886)
(22)	Schlumberger, Ltd.	72.50	07/17	(7,425)
(41)	SPDR S&P 500 ETF Trust	227.00	06/17	(41)
(27)	SPDR S&P 500 ETF Trust	231.00	06/17	(216)
(41)	SPDR S&P 500 ETF Trust	230.00	06/17	(861)
(41)	SPDR S&P 500 ETF Trust	225.00	06/17	(451)
(27)	SPDR S&P 500 ETF Trust	224.00	06/17	(270)
(54)	SPDR S&P 500 ETF Trust	222.00	06/17	(486)
(27)	SPDR S&P 500 ETF Trust	221.00	06/17	(216)
(54)	SPDR S&P 500 ETF Trust	220.00	06/17	(432)
(54)	SPDR S&P 500 ETF Trust	219.00	06/17	(378)
(54)	SPDR S&P 500 ETF Trust	218.00	06/17	(378)
(44)	SPDR S&P 500 ETF Trust	231.00	06/17	(1,672)
(27)	SPDR S&P 500 ETF Trust	229.00	07/17	(1,188)
(54)	SPDR S&P 500 ETF Trust	228.00	07/17	(2,106)
(41)	SPDR S&P 500 ETF Trust	224.00	07/17	(1,107)
(46)	SPDR S&P 500 ETF Trust	223.00	07/17	(1,104)
(41)	SPDR S&P 500 ETF Trust	222.00	07/17	(922)
(54)	SPDR S&P 500 ETF Trust	221.00	07/17	(1,107)
(68)	SPDR S&P 500 ETF Trust	220.00	07/17	(1,292)
(68)	SPDR S&P 500 ETF Trust	219.00	07/17	(1,190)
(54)	SPDR S&P 500 ETF Trust	218.00	07/17	(891)
(84)	SPDR S&P 500 ETF Trust	230.00	07/17	(8,568)
(56)	SPDR S&P 500 ETF Trust	229.00	07/17	(5,208)
(75)	SPDR S&P 500 ETF Trust	228.00	07/17	(6,375)
(44)	SPDR S&P 500 ETF Trust	227.00	07/17	(3,388)
(27)	SPDR S&P 500 ETF Trust	226.00	07/17	(1,917)
(29)	SPDR S&P 500 ETF Trust	225.00	07/17	(1,899)
(108)	SPDR S&P 500 ETF Trust	220.00	07/17	(4,914)
Contracts	Security Description	Strike Price	Exp. Date	Value
(27)	SPDR S&P 500 ETF Trust	$215.00	07/17	$(891)
(44)	SPDR S&P 500 ETF Trust	232.00	08/17	(9,108)
(73)	SPDR S&P 500 ETF Trust	231.00	08/17	(13,943)
(73)	SPDR S&P 500 ETF Trust	230.00	08/17	(13,140)
(29)	SPDR S&P 500 ETF Trust	229.00	08/17	(4,799)
(44)	SPDR S&P 500 ETF Trust	227.00	08/17	(6,336)
(59)	Synchrony Financial	26.00	06/17	(2,360)
(29)	The Boeing Co.	180.00	06/17	(1,479)
(22)	The Boeing Co.	165.00	06/17	(110)
(21)	The Boeing Co.	170.00	07/17	(1,428)
(27)	The Dow Chemical Co.	59.00	06/17	(27)
(27)	The Dow Chemical Co.	57.50	06/17	(297)
(21)	The Home Depot, Inc.	142.00	06/17	(21)
(22)	The Walt Disney Co.	100.00	06/17	(176)
(22)	United Parcel Service, Inc., Class B	100.00	06/17	(242)
(19)	United Parcel Service, Inc., Class B	103.00	07/17	(1,216)
(20)	UnitedHealth Group, Inc.	165.00	06/17	(660)
(41)	Wells Fargo & Co.	52.50	06/17	(6,396)
(27)	Wells Fargo & Co.	49.00	06/17	(500)
(27)	Wells Fargo & Co.	47.00	06/17	(162)
(27)	Wells Fargo & Co.	54.00	07/17	(8,505)
(29)	Wells Fargo & Co.	52.50	07/17	(6,148)
(54)	Weyerhaeuser Co. REIT	31.00	06/17	(54)
Total Put Options Written (Premiums Received $(510,893))	(217,423)
Total Written Options - (0.8)% (Premiums Received $(1,204,770))	$(901,024)

MAI MANAGED VOLATILITY FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2017

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Rate presented is yield to maturity.
(d)	All or a portion of this security is held as collateral for written options.
(e)	Variable rate security. Rate presented is as of May 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,866,053
Gross Unrealized Depreciation	(1,717,374)
Net Unrealized Appreciation	$3,148,679

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2017.
Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,548,867	$-	$-	$1,548,867
Consumer Discretionary	5,519,518	-	-	5,519,518
Consumer Staples	6,808,727	-	-	6,808,727
Energy	5,175,696	-	-	5,175,696
Financials	7,279,878	-	-	7,279,878
Health Care	7,449,216	-	-	7,449,216
Industrials	5,137,546	-	-	5,137,546
Information Technology	9,083,107	-	-	9,083,107
Materials	1,071,908	-	-	1,071,908
Real Estate	827,296	-	-	827,296
Utilities	1,414,400	-	-	1,414,400
U.S. Government & Agency Obligations	-	39,865,901	-	39,865,901
Money Market Fund	-	19,963,345	-	19,963,345
Total Investments At Value	$51,316,159	$59,829,246	$-	$111,145,405
Total Assets	$51,316,159	$59,829,246	$-	$111,145,405
Liabilities
Other Financial Instruments**
Written Options	(523,265)	(377,759)	-	(901,024)
Total Liabilities	$(523,265)	$(377,759)	$-	$(901,024)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	July 5, 2017

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 5, 2017